Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Commitments and Contingencies
23.	Commitments and Contingencies

(i)	Operating lease commitments

The Group leases facilities in the PRC under non-cancellable operating leases expiring on different dates. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases.

Total office rental expenses under all operating leases were RMB1,472,000 and RMB9,196,000 and RMB13,563,000 for the years ended December 31, 2013, 2014 and 2015, respectively.

Total bandwidth lease expenses under all operating leases were RMB3,525,000 and RMB4,721,000 and RMB14,919,000 for the years ended December 31, 2013, 2014 and 2015, respectively.

As of December 31, 2015, future minimum payments under non-cancellable operating leases consist of the following:

		As of December 31, 2015
	Rental expenses	Bandwidth lease expenses	License/Royalty Fee
	RMB'000	RMB'000	RMB'000

2016	10,441	352	13,281
2017	10,048	—	—
2018	6,797	—	—
Total	27,286	352	13,281

(ii)	Capital commitments

As of December 31, 2015, the Group did not have any significant capital commitments.

(iii)	Litigations

(a)	On March 25, 2016, a putative shareholder class action lawsuit against the Company, along with certain of its officers and directors and underwriters of IPO was filed in the USA District Court for the Southern District of New York. Civ. Action No.:15-cv-2514-JPO (S.D.N.Y.; filed on March 25, 2016).

The complaints in the above-mentioned putative securities class action lawsuit allege that various public statements made by the Company during the respective alleged class periods, including the Company's registration statement and prospectus issued in connection with IPO, various press releases, financial statements and other related disclosures made by the Company, contained material misstatements and omissions in violation of the federal securities laws and artificially inflated the value of its ADSs. The complaints generally seek monetary damages on behalf of the class of persons who suffered losses during the class period.

As the actions remain in their preliminary stages, the Company is currently not in a position to estimate the possible loss or possible range of loss, if any, associated with the resolution of these lawsuits.

(b)	In September 2015, one of game developers charged Shenzhen iDreamSky for the game license fee payment disputes and requested Shenzhen iDreamSky to pay the unpaid game license fee of RMB 7,200,000 and the relevant interest and other expense. Shenzhen iDreamSky has raised objection to the jurisdiction of the court, which received the complaint from the game developer. Since the lawsuit remains at its preliminary stages, the Company is currently not in a position to determine the possibility of loss, estimate the possible loss or reasonably possible range of loss, if any, associated with the resolution of the lawsuit, as a result, the Company does not record any potential liability associated with the lawsuit as of 31 December 2015.